Offerings - Offering: 1	Sep. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Amount Registered | shares	5,849,552.7
Maximum Aggregate Offering Price	$ 185,322,495.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,593.04
Rule 457(f)	true
Amount of Securities Received | shares	4,333,002
Value of Securities Received, Per Share	42.77
Value of Securities Received	$ 185,322,495.54
Fee Note MAOP	$ 185,322,495.54
Offering Note	The amount in the "Amount Registered" column represents the estimated maximum number of common shares, no par value, of First Financial Bancorp. ("First Financial" and such shares, the "First Financial common shares") to be issued upon the completion of the transactions contemplated by the Agreement and Plan of Merger, dated as of July 21, 2026, by and among First Financial and Finward Bancorp ("Finward") (as may be amended, the "merger agreement" and such transactions contemplated thereby, the "merger") and is based upon the product of (x) the maximum number of shares of common stock, no par value per share ("Finward common stock"), outstanding as of September 1, 2026 or issuable or that may be assumed or exchanged in connection with the merger, collectively equal to 4,333,002, multiplied by (y) the exchange ratio of 1.35 First Financial common shares for each share of Finward common stock. Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act") and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The aggregate offering price is (i) the average of the high and low prices ($42.97 and $42.56, respectively) of Finward common stock as reported on the Nasdaq Capital Market on September 1, 2026 ($42.77) multiplied by (ii) the estimated maximum number of shares of Finward common stock to be converted in the merger (4,333,002). Calculated by multiplying the estimated aggregate offering price of securities to be registered by 0.00013810.